    As filed with the Securities and Exchange Commission on September 9, 2003

                                            1933 Act Registration No. 333-91226
                                            1940 Act Registration No. 811-08441
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 4                      [X]

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                 AMENDMENT NO. 30                         [X]

              LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                            American Legacy III Plus

                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                        100 Madison Street, Suite 1860
                              Syracuse, NY 13202
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (315) 428-8400

                             Robert O. Sheppard Esq.
                         100 Madison Street, Suite 1860
                           Syracuse, New York 13202
                   (Name and Address of Agent for Service)

                                      Copy to:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                                  P.O. Box 1110
                              Fort Wayne, IN 46801

     Appropriate Date of Proposed Public Offering: Continuous

It is proposed that the filing will become effective

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [ ] on _________  pursuant to paragraph (b) of Rule 485

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [X] on September 26, 2003 Pursuant to paragraph (a)(1) of Rule 485

                     Title of securities being registered:
       Interests in a separate account under individual flexible premium deferred variable annuity contracts.

if appropriate, check the following box:

  [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               Explanatory Comment

                                Part A and Part B

The prospectus and the statement of additional information for the American Legacy III Plus variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements

  (a) List of Financial Statements

      1. Part A.
         The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To be filed by Amendment)

      2. Part B.
         The following financial statements for the Variable Account are included in Part B of this Registration Statement. (To be filed by Amendment)

         Statement of Assets and Liabilities -- December 31, 2002
         Statement of Operations -- Year ended December 31,2002
         Statements of Changes in Net Assets -- Years ended December 31, 2002 and 2001
         Notes to Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B.
         The following financial statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement. (To be filed by Amendment)

         Balance Sheets--December 31, 2002 and 2001
         Statements of Income--Years ended December 31, 2002, 2001, and 2000 Statements of Shareholder's Equity--Years ended December 31, 2002,
           2001, and 2000
         Statements of Cash Flows--Years ended December 31, 2002, 2001, and
           2000
         Notes to Financial Statements

         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits


(1) Resolutions of the Board of Directors and memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.


(2)    None.


(3)(a) Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and American Funds Distributors incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

   (b) Form of Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 8, 2002.

   (b) Contract Specifications for EGMDB option incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 8, 2002.

   (c) Persistency Credit Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

   (d) Bonus Credit Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

   (e) Individual Retirement Annuity Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

   (f) Individual Retirement Annuity Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

   (g) Roth Individual Retirement Annuity Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

   (h) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

   (i) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

   (j) Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

   (k) Variable Annuity Rider (Principal Security Benefit-32793 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91226) filed on June 5, 2003.

(5) Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 8, 2002.

(6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

(7)    Not applicable.

(8)(a) Form of Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and LNY incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on
       October 12, 1999.

   (b) Fund Participation Agreement between Lincoln Life & Annuity Company of New York and American Variable Insurance Series incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

   (c) Amended and Restated Service Agreement between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

   (d) Amendment dated January 3, 2001 to Services Agreement between Delaware Management Holdings, Inc. Delaware Service Company, Inc. and LNY incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of the securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 2002.

(10) Consent of Ernst & Young LLP, Independent Auditors. (To Be Filed by Amendment)

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

(14)   Not applicable.

(15) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-38007) filed on August 14, 2003.

(16) Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Item 25.

                                      Positions and Officers with Lincoln Life &
Name                                        Annuity Company of New York
----                                  ------------------------------------------
John H. Gotta****....................     President and Director

Janet Chrzan**........................    Second Vice President/Chief Financial
                                          Officer

J. Patrick Barrett....................    Director
    Chairman & CEO
    Carpat Investments
    4605 Watergap
    Manlius, NY 13104

Robert D. Bond**......................    Director

Name
----
Jon A. Boscia***.................................  Director

Donna D. De Rosa.................................  Director

Christine Frederick****..........................  Chief Compliance Officer

Rise' C. M. Taylor**.............................  Second Vice President and
                                                   Assistant Treasurer

Barbara S. Kowalczyk***..........................  Director

M. Leanne Lachman................................  Director
  Principal
  Lend Lease Real Estate Investments
  787 7th Avenue - 46th Floor
  New York, NY 10019

Louis G. Marcoccia...............................  Director
  Senior Vice President
  Syracuse University
  Skytop Office Building
  Skytop Road
  Syracuse, NY 13244-5300

Gary W. Parker****..............................  2nd Vice President and Director

Ron J. Ponder....................................  Director
  Executive Vice President and CIO
  WellPoint Health Networks, Inc.
  1 Wellpoint Way T2-2G4
  Thousand Oaks, CA 91362

Jill S. Ruckelshaus..............................  Director
  1015 Evergreen Point Road
  PO Box 76
  Medina, WA 98039

Robert O. Sheppard*..............................  2nd Vice President/General Counsel

Todd R. Stephenson**.............................  Director

Eldon J. Summers**...............................  Treasurer

Richard C. Vaughan***............................  Director

C. Suzanne Womack***.............................  Secretary

* Principal business address is 100 Madison Street, Suite 1860, Syracuse, New York 13202.

**   Principal business address is 1300 S. Clinton Street, Fort
     Wayne, Indiana 46802.

***  Principal business address is Center Square, West Tower,
     1500 Market St., Suite 3900, Philadelphia, PA 19102-2112.

**** Principal business address is 350 Church Street,
     Hartford, CT 06103.

Item 26.

                     PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: The Organizational Chart of The Lincoln National Insurance Holding Company System.


Item 27.

                           NUMBER OF CONTRACT OWNERS

     As of June 30, 2003, there were 1,257 contractowners under Account H.


Item 28.

                         INDEMNIFICATION--UNDERTAKING

(a)  Brief description of indemnification provisions.

     In general, Article VII, Section 2, of the By-Laws of Lincoln Life & Annuity Co. of NY (LNY) provides that LNY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNY. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of LNY in connection with suits by, or in the rights of LNY.

     Please refer to Article VII of the By-Laws of LNY (Exhibit No. 6(a) hereto) for the full text of the indemnification provisions.
     Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., New World Fund, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


     Lincoln National Variable Annuity Account E, and Lincoln National Flexible Premium Variable Life Accounts F, J and Y (all registered as investment com-panies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln Life which also invests in the series. The series also offers shares of the funds to other segregated investment accounts.

  (b)          (1)                                        (2)
        Name and Principal                       Positions and Offices
         Business Address                          with Underwriter
        ------------------                       ---------------------

        David L. Abzug                           Vice President
        P.O. Box 2248
        Agoura Hills, CA 91376

        John A. Agar                             Vice President
        P.O. Box 7326
        Little Rock, AR 72217

        Dana W. Anderson                         Regional Vice President
        200 E. Big Beaver Road
        Suite 116
        Troy, MI 48083

        Robert B. Aprison                        Vice President
        2983 Bryn Wood Drive
        Madison, WI  53711

  L     William W. Bagnard                       Vice President

        Shakeel A. Barkat                        Regional Vice President
        1249 Pine Hill Drive
        Annapolis, MD 21401

        Steven L. Barnes                         Senior Vice President
        7490 Clubhouse Road
        Suite 100
        Boulder, CO  80301

  L     Nancy J. Batlin                          Vice President

 (b)                   (1)                                        (2)
        Name and Principal                      Positions and Offices
         Business Address                          with Underwriter
        ------------------                      ---------------------

  B     Carl R. Bauer                           Vice President

        Michelle A. Bergeron                    Senior Vice President
        4160 Gateswalk Drive
        Smyrna, GA 30080

        J. Walter Best, Jr.                     Regional Vice President
        9013 Brentmeade Blvd.
        Brentwood, TN 37027

        Joseph T. Blair                         Senior Vice President
        P.O. Box 3529
        148 E. Shore Avenue
        Groton Long Point, CT 06340

        John A. Blanchard                       Vice President
        576 Somerset Lane
        Northfield, IL 60093

        Ian B. Bodell                           Senior Vice President
        P.O. Box 1665
        Brentwood, TN  37024-1665

        Mick L. Brethower                       Senior Vice President
        601 E. Whitestone Blvd.
        Building 6, Suite 115
        Cedar Park, TX 78613

        C. Alan Brown                           Vice President
        4129 Laclede Avenue
        St. Louis, MO 63108

  L     Sheryl M. Burford                       Assistant Vice President

  B     J. Peter Burns                          Vice President

        Cody Callaway                           Regional Vice President
        803 South Desert Palm Place
        Broken Arrow, OK 74012

        Matthew C. Carlisle                     Regional Vice President
        4500 Fairvista Drive
        Charlotte, NC 28269

        Damian F. Carroll                       Regional Vice President
        40 Ten Acre Road
        New Britain, CT 06052

        Brian C. Casey                          Vice President
        8002 Greentree Road
        Bethesda, MD  20817

        Victor C. Cassato                       Senior Vice President
        609 W. Littleton Blvd., Suite 310
        Littleton, CO  80120

        Christopher J. Cassin                   Senior Vice President
        19 North Grant Street
        Hinsdale, IL  60521

        Denise M. Cassin                        Vice President
        1301 Stoney Creek Drive
        San Ramon, CA  94583

  L     David D. Charlton                       Senior Vice President

  L     Larry P. Clemmensen                     Director

  L     Kevin G. Clifford                       Director, President and Co-Chief
                                                Executive Officer

  H     Cheri Coleman                           Vice President

        Ruth M. Collier                         Senior Vice President
        106 Central Park South, #10K
        New York, NY 10019

(b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

 S     David Coolbaugh                        Vice President

       Carlo O. Cordasco                      Regional Vice President
       101 Five Forks Lane
       Hampton, VA 23669

 B     Josie Cortez                           Assistant Vice President

       Thomas E. Cournoyer                    Vice President
       2333 Granada Boulevard
       Coral Gables, FL  33134

 L     Michael D. Cravotta                    Assistant Vice President

       Joseph G. Cronin                       Regional Vice President
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                   Regional Vice President
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                          Regional Vice President
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                   Vice President
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN 55424

       James A. DePerno, Jr.                  Regional Vice President
       91 Church Street
       East Aurora, NY 14052

 L     Bruce L. DePriester                    Senior Vice President,
                                              Treasurer and Controller

 L     Dianne M. Dexter                       Assistant Vice President

       Thomas J. Dickson                      Regional Vice President
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                     Vice President
       P. O. Box 661
       Ramsey, NJ 07446

       G. Michael Dill                        Senior Vice President
       505 E. Main Street
       Jenks, OK 74037

       Kirk D. Dodge                          Senior Vice President
       2627 Mission Street
       San Marino, CA 91108

       Peter J. Doran                         Director, Executive Vice President
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

 L     Michael J. Downer                      Secretary

       Michael J. Dullaghan                   Regional Vice President
       5040 Plantation Grove Lane
       Roanoke, VA 24012

 S     J. Steven Duncan                       Senior Vice President

       Robert W. Durbin                       Vice President
       74 Sunny Lane
       Tiffin, OH 44883

 I     Lloyd G. Edwards                       Senior Vice President

       Timothy L. Ellis                       Regional Vice President
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       John R. Fodor                          Senior Vice President
       15 Latisquama Road
       Southborough, MA  01772

 L     Charles L. Freadhoff                   Vice President

 (b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

       Daniel B. Frick                        Regional Vice President
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                       Senior Vice President
       Route 2, Box 3162
       Osage Beach, MO 65065

 L     Linda S. Gardner                       Vice President

 B     Lori Giacomini                         Assistant Vice President

 B     Evelyn K. Glassford                    Vice President

       Jack E. Goldin                         Regional Vice President
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner                     Vice President
       12210 Taylor Road
       Plain City, OH 43064

 L     Paul G. Haaga, Jr.                     Director

 B     Mariellen Hamann                       Vice President

       Derek S. Hansen                        Regional Vice President
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                        Senior Vice President
       150 Old Franklin School Road
       Pittstown, NJ 08867

 H     Mary Pat Harris                        Vice President

       Robert J. Hartig, Jr.                  Regional Vice President
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                      Regional Vice President
       44 Tyler Drive
       Saratoga Springs, NY 12866

 L     Russell K. Holliday                    Vice President

 L     Kevin B. Hughes                        Assistant Vice President

       Ronald R. Hulsey                       Senior Vice President
       6202 Llano
       Dallas, TX 75214

       Robert S. Irish                        Vice President
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                    Director
       630 Fifth Avenue, 36th Floor
       New York, NY 10111

 B     Damien M. Jordan                       Senior Vice President

       John P. Keating                        Regional Vice President
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

 L     Benjamin M. Kemper                     Vice President

 L     Maria K. Khader                        Assistant Vice President

(b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

       Dorothy Klock                          Vice President
       555 Madison Avenue, 29th Floor
       New York, NY 10022

 L     Edward K. Klodt                        Vice President

       Dianne L. Koske                        Assistant Vice President
       122 Clydesdale Court
       Hampton, VA 23666

 B     Elizabeth K. Koster                    Assistant Vice President

       R. Andrew LeBlanc                      Regional Vice President
       78 Eton Road
       Garden City, NY 11530

 B     Karl A. Lewis                          Vice President

       T. Blake Liberty                       Vice President
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                           Regional Vice President
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

 L     Lorin E. Liesy                         Vice President

 I     Kelle Lindenberg                       Assistant Vice President

       Louis K. Linquata                      Regional Vice President
       5214 Cass Street
       Omaha, NE 68132

 LW    Robert W. Lovelace                     Director

       Brendan T. Mahoney                     Regional Vice President
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                     Director, Senior Vice President
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                       Senior Vice President
       5241 South Race Street
       Greenwood Village, CO 80121

 L     J. Clifton Massar                      Director, Senior Vice President

 L     Christopher McCarthy                   Assistant Vice President

       James R. McCrary                       Regional Vice President
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

 L     Scott F. McIntyre                      Senior Vice President

 S     John V. McLaughlin                     Senior Vice President

 L     Dan R. McMaster                        Assistant Vice President

       Terry W. McNabb                        Vice President
       2002 Barrett Station Road
       St. Louis, MO 63131

       Scott M. Meade                         Regional Vice President
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                      Regional Vice President
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                         Vice President
       304 River Oaks Road
       Brentwood, TN  37027

 L     Heidi J. Novaes                        Vice President

 (b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

       Peter A. Nyhus                         Vice President
       3084 Wilds Ridge Court
       Prior Lake, MN 55372

       Eric P. Olson                          Vice President
       62 Park Drive
       Glenview, IL 60025

       Jeffrey A. Olson                       Regional Vice President
       930 S. Cowley Street, #305
       Spokane, WA 99202

       W. Burke Patterson, Jr.                Regional Vice President
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                          Regional Vice President
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                        Regional Vice President
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                        Regional Vice President
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                       Senior Vice President
       175 Highland Avenue, 4th Floor
       Needham, MA 02494

 B     Candance D. Pilgrim                    Assistant Vice President

       Carl S. Platou                         Vice President
       7455 80th Place, S.E.
       Mercer Island, WA 98040

       Gregory S. Porter                      Assistant Vice President
       630 Fifth Avenue, 36th Floor
       New York, NY 10111

(b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

 S     Richard P. Prior                       Vice President

       Mark S. Reischmann                     Regional Vice President
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                      Senior Vice President
       212 The Lane
       Hinsdale, IL 60521

       Brian A. Roberts                       Vice President
       418 S. Royal Street
       Alexandria, VA 22314

 L     Julie D. Roth                          Vice President

 L     James F. Rothenberg                    Director

       Romolo D. Rottura                      Regional Vice President
       441 Nicholas Drive
       Southampton, PA 18966

       Douglas F. Rowe                        Vice President
       414 Logan Ranch Road
       Georgetown, TX 78628

       Christopher S. Rowey                   Vice President
       10538 Cheviot Drive
       Los Angeles, CA 90064

(b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
        Business Address                         with Underwriter
       ------------------                     ---------------------

 H     Steve L. Rubin                         Vice President

       Dean B. Rydquist                       Senior Vice President
       1080 Bay Pointe Crossing
       Alpharetta, GA 30005

       Richard R. Samson                      Senior Vice President
       4604 Glencoe Avenue, #4
       Marina del Rey, CA 90292

       Paul V. Santoro                        Regional Vice President
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti                    Vice President
       31465 St. Andrews
       Westlake, OH 44145

       Shane D. Schofield                     Regional Vice President
       201 McIver Street
       Greenville, SC 29601

 S     Sherrie L. Senft                       Vice President

 L     R. Michael Shanahan                    Director

 L     Michael J. Sheldon                     Assistant Vice President

       Daniel S. Shore                        Regional Vice President
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                             Regional Vice President
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                         Chairman of the Board and
       1000 RIDC Plaza, Suite 212             Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                  Senior Vice President
       P.O. Box 426
       Devon, PA 19333

 L     Connie F. Sjursen                      Vice President

(b)                   (1)                                       (2)
       Name and Principal                     Positions and Offices
        Business Address                         with Underwriter
       ------------------                     ---------------------

       Jerry L. Slater                        Regional Vice President
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                        Senior Vice President

       Dallas, TX 75252

       Anthony L. Soave                       Regional Vice President
       3780 Fox Glove Court NE
       Grand Rapids, MI 49525

 L     Therese L. Soullier                    Vice President

       Nicholas D. Spadaccini                 Vice President
       855 Markley Woods Way
       Cincinnati, OH 45230

 L     Kristen J. Spazafumo                   Assistant Vice President

       Daniel S. Spradling                    Senior Vice President
       181 Second Avenue
       Suite 228
       San Mateo, CA 94401

 B     Raymond Stein                          Assistant Vice President

 LW    Eric H. Stern                          Director

       Brad Stillwagon                        Regional Vice President
       2438 Broadmeade Road
       Louisville, KY 40205

 B     Max D. Stites                          Vice President

 L     David K. Stone                         Assistant Vice President

       Thomas A. Stout                        Vice President
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                      Vice President
       3 Dover Way
       Lake Oswego, OR 97034

 (b)            (1)                                      (2)
        Name and Principal                       Positions and Offices
          Business Address                         with Underwriter
        ------------------                       ---------------------

        Francis N. Strazzeri                     Senior Vice President
        3021 Kensington Trace
        Tarpon Springs, FL 34689

  L     Lisa F. Swaiman                          Senior Vice President

  L     Libby J. Syth                            Assistant Vice President

  L     Drew W. Taylor                           Assistant Vice President

        Gary J. Thoma                            Regional Vice President
        401 Desnoyer
        Kaukauna, WI 54130

        Cynthia M. Thompson                      Regional Vice President
        4 Franklin Way
        Ladera Ranch, CA 92694

  L     James P. Toomey                          Vice President

  I     Christopher E. Trede                     Vice President

        George F. Truesdail                      Senior Vice President
        400 Abbotsford Court
        Charlotte, NC 28270

        Scott W. Ursin-Smith                     Vice President
        60 Reedland Woods Way
        Tiburon, CA 94920

        J. David Viale                           Regional Vice President
        39 Old Course Drive
        Newport Beach, CA 92660

  L     Patricia A. Vogt                         Assistant Vice President

        Gerald J. Voss                           Regional Vice President
        The Pines at Four Hills
        3900 S. Southeastern Ave., #304
        Sioux Falls, SD 57103

  L     Wendy A. Wainwright                      Assistant Vice President

(b)                    (1)                                         (2)
        Name and Principal                       Positions and Offices
         Business Address                          with Underwriter
        ------------------                       ---------------------

        Thomas E. Warren                         Vice President
        4171 Roberts Point Circle
        Sarasota, FL  34242


  L     Debbie L. Wasilak                        Assistant Vice President

  L     J. Kelly Webb                            Senior Vice President

        Gregory J. Weimer                        Vice President
        206 Hardwood Drive
        Venetia, PA  15367


  B     Timothy W. Weiss                         Director

  SF    Gregory W. Wendt                         Director

        George J. Wenzel                         Regional Vice President
        251 Barden Road
        Bloomfield Hills, MI 48304


  H     J. D. Wiedmaier                          Assistant Vice President

  SF    N. Dexter Williams, Jr.                  Senior Vice President


        Andrew L. Wilson                         Regional Vice President
        11163 Rich Meadow Drive
        Great Falls, VA 22066


        Timothy J. Wilson                        Vice President
        113 Farmview Place
        Venetia, PA  15367


  B     Laura L. Wimberly                        Vice President

  H     Marshall D. Wingo                        Director, Senior Vice President

  L     Robert L. Winston                        Director, Senior Vice President

        Kurt A. Wuestenberg                      Regional Vice President
        975 Arboretum Drive
        Saline, MI 48176


        Jason P. Young                           Regional Vice President
        11141 Whitetail Lane
        Olathe, KS 66061

 (b)                   (1)                                         (2)
        Name and Principal                       Positions and Offices
        Business Address                         with Underwriter
        ------------------                       ---------------------

        William R. Yost                          Senior Vice President
        9320 Overlook Trail
        Eden Prairie, MN  55347

        Jonathan A. Young                        Regional Vice President
        329 Downing Drive
        Chesapeake, VA 23322


        Scott D. Zambon                          Regional Vice President
        2178 Piper Lane
        Tustin Ranch, CA 92782

----------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

     (c)  NA

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated there-under are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 9th day of September, 2003.

                                     LINCOLN LIFE & ANNUITY VARIABLE ANNUITY
                                     ACCOUNT H
                                     (Registrant)

                                     American Legacy III Plus

                                     By: /s/ Ronald L. Stopher
                                         ----------------------
                                         Ronald L. Stopher
                                         2nd Vice President, Lincoln Life &
                                         Annuity Company of New York

                                     LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                          (Depositor)

                                     By: /s/ Rise' C. M. Taylor
                                         ----------------------
                                         Rise' C. M. Taylor
                                         (Signature-Officer of Depositor)
                                         2nd Vice President, Lincoln Life &
                                         Annuity Company of New York
                                         (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on September 9, 2003.

Signature                                      Title
---------                                      -----

 *                                             President and Director
----------------------------                   (Principal Executive Officer)
John H. Gotta

 *                                             2nd Vice President and Chief
----------------------------                   Financial Officer
Janet Chrzan                                   (Principal Accounting Officer and
                                               Principal Financial Officer)

 *                                             Director
----------------------------
J. Patrick Barrett

 *                                             Director
----------------------------
Robert D. Bond

 *                                             Director
----------------------------
Jon A. Boscia

                                               Director
----------------------------
Donna D. DeRosa

 *                                             Director
----------------------------
Barbara S. Kowalczyk

 *                                             Director
----------------------------
M. Leanne Lachman

 *                                             Director
----------------------------
Louis G. Marcoccia

 *                                             2nd Vice President and Director
----------------------------
Gary W. Parker

 *                                             Director
----------------------------
Ron J. Ponder


----------------------------
Jill S. Ruckelshaus

                                               Director
----------------------------
Todd R. Stephenson

 *                                             Director
----------------------------
Richard C. Vaughan


*By /s/ Rise' C. M. Taylor                     Pursuant to a Power of Attorney
   ---------------------------------------
   Rise' C. M. Taylor